Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2014
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense

in	6M14	6M13
Deferred compensation expense (CHF million)
Share awards	476	453
Performance share awards	328	326
Contingent Capital Awards	174	–
Capital Opportunity Facility awards	5	–
Plus Bond awards [1]	17	16
2011 Partner Asset Facility awards [2]	10	(30)
Adjustable Performance Plan share awards [3]	(2)	21
Adjustable Performance Plan cash awards [3]	(13)	(1)
Restricted Cash Awards	47	91
Scaled Incentive Share Units [3]	(3)	23
Incentive Share Units [4]	0	(2)
2008 Partner Asset Facility awards [2]	83	53
Other cash awards	221	234
Discontinued operations	(9)	(6)
Total deferred compensation expense	1,334	1,178
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.

Additional information
Additional information

end of	6M14
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,190
Performance share awards	529
Contingent Capital Awards	275
Capital Opportunity Facility awards	6
Plus Bond awards	10
Adjustable Performance Plan share awards	4
Adjustable Performance Plan cash awards	5
Restricted Cash Awards	82
Other cash awards	210
Estimated unrecognized deferred compensation expense	2,311

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity

	6M14
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activity
Balance at beginning of period	72.2	40.7	14.0		4.6	1.2
Granted	34.9	24.0	0.8	[1]	0.0	0.0
Settled	(27.6)	(15.7)	(7.3)		(4.4)	0.0
Forfeited	(1.7)	(0.3)	(0.2)		(0.1)	(0.5)
Balance at end of period	77.8	48.7	7.3		0.1	0.7
of which vested	5.0	2.6	1.0		0.1	0.1
of which unvested	72.8	46.1	6.3		0.0	0.6
1 Represents additional units earned in 6M14 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.